EQUITY-BASED INCENTIVE PLANS - Stock Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 39,611	$ 57,506	$ 65,588
Stock-based compensation expense	39,420	56,128	67,756
Unrecognized compensation cost related to share-based grants	$ 44,540
Weighted-average period for unrecognized compensation costs to be recognized	1 year 8 months
Recognized tax benefit related to share-based compensation	$ 10,377	16,924	19,394
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 36,921	53,086	64,613
Shares available for future stock option, restricted share or performance share grants	5,979,000
ESPP shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 2,499	$ 3,042	$ 3,143
Employee stock purchase plan, percentage of maximum compensation to purchase share (up to)	8.00%
Employee stock purchase plan, percentage of share purchase price to closing price per share	85.00%
Employee stock purchase plan, authorized shares remained available for purchase	2,757,000
Directors’ RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period (in years)	1 year
Shares granted (in shares)	37,000	28,000	17,000
Weighted-average grant-date fair value per share (in usd per share)	$ 38.18
Shares distributed during the year (in shares)	28,000
Vested (in usd per share)	$ 49.55
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period (in years)	4 years
Shares granted (in shares)		1,043,000	535,000
Weighted-average grant-date fair value per share (in usd per share)		$ 42.39	$ 80.41
Total fair value of vested shares	$ 26,469	$ 28,081	$ 17,093
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0	0	0
Aggregate intrinsic value of options exercised	$ 533	$ 1,126	$ 12,218
Net cash proceeds from exercise of stock options	1,525
Realized actual income tax benefit from exercise of stock options	$ 147
Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period (in years)	3 years
Stock options expiration term (in years)	10 years
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period (in years)	7 years
Financial Performance-Based Grants | Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 2,020
Options granted vesting period (in years)	3 years
Shares granted (in shares)	665,000	702,000	312,000
Weighted-average grant-date fair value per share (in usd per share)	$ 33.56	$ 41.67	$ 79.86
Shares distributed during the year (in shares)	370,000
Vested (in usd per share)	$ 66.10
Total fair value of vested shares	$ 24,446	$ 23,463	$ 50,244
Stock Performance-Based Grants | Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 2,908
Options granted vesting period (in years)	3 years	4 years
Shares granted (in shares)	166,000	130,000	0
Weighted-average grant-date fair value per share (in usd per share)	$ 37.41	$ 37.35
Shares distributed during the year (in shares)	0	0
Risk-free interest rate (as a percent)	0.86%	1.10%
Expected volatility rate (as a percent)		39.00%	38.00%
Expected life of options granted (in years)		3 years 11 months 10 days	2 years 10 months 12 days
Expected dividend yield (as a percent)		0.69%
Discontinued Operations, Held-for-sale | Capital Services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,792	$ 4,738	$ 5,138
Unrecognized compensation cost related to share-based grants	4,437
Recognized tax benefit related to share-based compensation	527	854	379
Discontinued Operations, Held-for-sale | Capital Services | Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	2,374	4,203	4,555
Discontinued Operations, Held-for-sale | Capital Services | ESPP shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	418	535	583
Discontinued Operations, Held-for-sale | Capital Services | Financial Performance-Based Grants | Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	187
Discontinued Operations, Held-for-sale | Capital Services | Stock Performance-Based Grants | Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	135
Discontinued Operations, Held-for-sale | Technology
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	4,153	4,791	6,506
Unrecognized compensation cost related to share-based grants	3,003
Recognized tax benefit related to share-based compensation	477	680	776
Discontinued Operations, Held-for-sale | Technology | Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	3,862	4,475	6,267
Discontinued Operations, Held-for-sale | Technology | ESPP shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	291	$ 316	$ 239
Discontinued Operations, Held-for-sale | Technology | Financial Performance-Based Grants | Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	187
Discontinued Operations, Held-for-sale | Technology | Stock Performance-Based Grants | Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation	$ 176